Business Segment Information	9 Months Ended
Sep. 30, 2014
Business Segment Information
9. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer, Chief Operating Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

Historically, the Group organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment.  In Q1 2013 the Group consolidated and reclassified the results of the former central laboratory segment into the clinical research segment as the central laboratory segment does not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Management determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company’s global transfer pricing model.  Revenues and income from operations in Ireland are a function of this transfer pricing model.

Given ICON Clinical Research Limited (“ICON Ireland”) role in the development and management of the group, it’s ownership of key intellectual property, customer relationships, its key role in the mitigation of risks faced by the group, plus the responsibility for maintaining the group’s global network, ICON Ireland acts as the group entrepreneur and enters into the majority of the Company’s customer contracts. As such, ICON Ireland remunerates most of the other operating entities (“cost plus service providers”) in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories.

The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities in the various geographical areas that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

Under this method, the residual operating profits (or losses) of the group, once the cost plus service providers have been paid their respective intercompany service fee, generally fall to be retained by ICON Ireland. The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The revenues disclosed as relating to Ireland are the net revenues after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at September 30, 2014 and December 31, 2013 and for the three months and nine months ended September 30, 2014 and September 30, 2013 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(In thousands)		(in thousands)
Ireland	$99,585	$70,368	$273,670	$200,699
Rest of Europe	91,350	80,417	275,881	250,275
U.S.	152,140	152,426	441,189	427,359
Rest of World	44,514	36,599	122,503	112,485

Total	$387,589	$339,810	$1,113,243	$990,818
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
			(in thousands)
Ireland	$44,022	$20,105	$98,892	$44,948
Rest of Europe	1,121	(294)	15,492	7,023
U.S.	10,871	11,135	27,211	24,412
Rest of World	3,409	2,215	9,114	6,073

Total	$59,423	$33,161	$150,709	$82,456

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September	September	September	September
	30,	30,	30,	30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)
Ireland	$44,022	$20,105	$98,892	$46,002
Rest of Europe	1,121	(294)	15,492	10,461
U.S.	10,871	11,135	27,211	28,504
Rest of World	3,409	2,215	9,114	6,522

Total	$59,423	$33,161	$150,709	$91,489

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September	December
	30,	31,
	2014	2013
	(in thousands)
Ireland	$94,852	$103,868
Rest of Europe	17,550	14,630
U.S.	33,811	33,947
Rest of World	8,535	8,385

Total	$154,748	$160,830

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September	September	September	September
	30,	30,	30,	30,
	2014	2013	2014	2013
			(in thousands)
Ireland	$5,171	$4,966	$15,577	$14,791
Rest of Europe	1,162	1,580	3,861	5,002
U.S.	6,533	4,126	16,146	11,831
Rest of World	871	903	2,623	2,927

Total	$13,737	$11,575	$38,207	$34,551

f) The distribution of total assets by geographical area was as follows:

	September	December
	30,	31,
	2014	2013
	(in thousands)
Ireland	$544,639	$581,568
Rest of Europe	323,725	321,661
U.S.	647,104	486,232
Rest of World	57,258	52,999

Total	$1,572,726	$1,442,460